UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 131.2%
Corporate — 8.9%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds AMT (a):
Republic Services Inc. Project, Series B, 5.25%, 6/01/23	$2,020	$2,164,854
Waste Management Inc. Project, Series A, 5.13%, 7/01/31	4,000	4,089,480
California Pollution Control Financing Authority, Refunding RB:
Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	2,030	2,175,571
San Diego Gas & Electric, Series A, 5.90%, 6/01/14	345	357,624
		8,787,529
County/City/Special District/School District — 35.0%
City & County of San Francisco California, GO, Refunding, Series R-1, 5.00%, 6/15/18	2,500	2,933,850
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,087,160
4.75%, 5/01/21	1,115	1,181,521
County of San Bernardino California, Special Tax Bonds, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	107,014
5.50%, 9/01/18	245	249,528
Fontana Public Finance Authority California, Refunding, Tax Allocation Bonds, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,400,602
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,668,100
Lathrop Financing Authority, RB, Water Supply Project, 5.80%, 6/01/21	995	997,129
Lodi Unified School District, GO, Refunding, (AGM), 4.00%, 8/01/18	1,000	1,104,630

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	$200	$225,698
Los Angeles Unified School District California, GO:
Election of 2004, Series H (AGM), 5.00%, 7/01/18	600	684,846
Series I, 5.00%, 7/01/20	2,000	2,357,820
Los Banos Unified School District, GO, Election of 2008 (AGM), 5.00%, 8/01/18	475	543,276
Palm Springs Unified School District, GO, Refunding, 5.00%, 8/01/18	2,745	3,216,261
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (b)	4,000	4,087,680
San Marcos Unified School District, GO, CAB (c):
1.82%, 8/01/17	385	359,132
2.29%, 8/01/18	500	447,800
Santa Clara Unified School District, GO, Election of 2004, Series A, 5.00%, 7/01/18	2,190	2,568,914
Stockton East Water District, COP, Refunding, Series B (NPFGC), 5.92%, 4/01/19 (c)	4,590	3,330,137
		34,551,098
Education — 7.8%
California State Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,423,646
University of California, Refunding RB:
General, Series AB, 5.00%, 5/15/19	2,500	2,966,050
Series S, 5.00%, 5/15/18	2,000	2,345,260
		7,734,956
Health — 13.5%
ABAG Finance Authority for Nonprofit Corps, RB, San Diego Hospital Association, Series C, 5.38%, 3/01/21	2,100	2,131,437

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB:
Scripps Health, Series A, 5.00%, 10/01/18	$750	$871,838
Sutter Health, Series B, 5.00%, 8/15/19	1,430	1,673,615
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series D, 5.00%, 8/15/18	515	600,057
California Statewide Communities Development Authority, RB, Kaiser Permanente:
Series A, 5.00%, 4/01/19	2,000	2,316,000
Series E-1, 5.00%, 4/01/44 (a)	4,700	5,342,255
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services, 5.00%, 5/15/18	300	334,626
		13,269,828
Housing — 2.6%
California HFA, RB, Series A, (Fannie Mae):
3.20%, 8/01/18	845	883,490
3.50%, 2/01/19	1,655	1,734,589
		2,618,079
State — 13.6%
California State Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/18	1,500	1,730,475
California State Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,027,231
State of California, GO, Refunding:
5.00%, 9/01/18	3,400	3,962,224
5.00%, 11/01/20	20	20,078
Series A, 5.00%, 7/01/18	720	844,761
Various Purpose, 5.25%, 10/01/22	4,000	4,784,760
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,013
		13,379,542

Municipal Bonds	Par (000)	Value
California (continued)
Transportation — 24.0%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	$500	$584,350
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 6.10%, 1/15/21 (c)	20,000	12,904,600
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19	3,420	3,923,253
Port of Oakland California, Refunding RB, Series O, AMT:
5.00%, 5/01/18	2,500	2,825,625
5.00%, 5/01/19	3,000	3,403,890
		23,641,718
Utilities — 25.8%
California State Department of Water Resources, Refunding RB:
Power Supply, Series H, 5.00%, 5/01/22	3,500	4,019,540
Series L, 5.00%, 5/01/19	2,000	2,358,540
Series M, 4.00%, 5/01/18	1,000	1,119,390
Series N, 5.00%, 5/01/19	3,500	4,127,445
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,157,860
Contra Costa Water Authority, Refunding RB, California Water Treatment, Series A, 3.00%, 10/01/18	900	970,695
Cucamonga Valley Water District, Refunding RB, Series A, (AGM):
4.00%, 9/01/18	325	362,242
3.00%, 9/01/19	375	396,761
4.00%, 9/01/19	325	362,710
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,239,430
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 7/01/18	600	705,342
Los Angeles Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/19	2,500	2,971,475
Metropolitan Water District of Southern California, Refunding RB, Series B, 4.00%, 7/01/18	1,250	1,410,625

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 31, 2013	2

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Sacramento Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	$400	$466,056
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 7/01/18	685	761,295
		25,429,406
Total Municipal Bonds in California		129,412,156

Guam — 0.3%
Utility — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	240	274,944
Puerto Rico — 0.6%
State — 0.0%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series C, 5.75%, 7/01/19 (d)	5	6,115
Transportation — 0.6%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series Z (AGM), 6.00%, 7/01/18 (d)	535	632,851
Total Municipal Bonds in Puerto Rico		638,966

Municipal Bonds	Par (000)	Value
US Virgin Islands — 0.9%
State — 0.9%
Virgin Islands Public Finance Authority, RB, Senior Lien Matching Fund Loan Note (e):
Series A, 5.25%, 10/01/14	$360	$377,827
Series A, 5.25%, 10/01/14	455	468,413
		846,240
Total Municipal Bonds in US Virgin Islands		846,240
Total Long-Term Investments (Cost $126,740,055) — 133.0%		131,172,306

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (f)(g)	3,861,121	3,861,121
Total Short-Term Securities (Cost — $3,861,121) — 3.9%		3,861,121
Total Investments (Cost — $130,601,176*) — 136.9%		135,033,427
Other Assets Less Liabilities — 1.3%		1,272,077
Preferred Shares, at Redemption Value — (38.2%)		(37,700,000)
Net Assets Applicable to Common Shares — 100.0%		$98,605,504
*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$130,601,176
Gross unrealized appreciation		$4,773,772
Gross unrealized depreciation		(341,521)
Net unrealized appreciation		$4,432,251

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Security is collateralized by municipal or US Treasury obligations.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 31, 2013	3

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

(f)		Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income

BIF California Municipal Money Fund	6,482,117	(2,620,996)	3,861,121	$10,737

(g)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 31, 2013	4

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of September 30, 2013:

		Level 1	Level 2	Level 3	Total
Assets:
Investments:
	Long-Term Investments [1]	—	$131,172,306	—	$131,172,306
	Short-Term Securities	$3,861,121	—	—	3,861,121
Total		$3,861,121	$131,172,306	—	$135,033,427
[1]	See above Schedule of Investments for values in each sector.
There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 31, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 25, 2013

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 25, 2013